Cash And Cash Equivalents (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash And Cash Equivalents [Abstract]
Cash at banks	$ 27,864	$ 9,152
Short-term deposits	3,013	0
Total cash and cash equivalents	$ 30,877	$ 9,152	$ 4,776	$ 162